Financing Agreements - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended					6 Months Ended				12 Months Ended										6 Months Ended		12 Months Ended				1 Months Ended				1 Months Ended			1 Months Ended						1 Months Ended	12 Months Ended					1 Months Ended		1 Months Ended				1 Months Ended								1 Months Ended		12 Months Ended									12 Months Ended						1 Months Ended	12 Months Ended				12 Months Ended				12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 16, 2013	Apr. 20, 2012	Jun. 30, 2013 ING V		Jun. 30, 2012 ING V		Dec. 31, 2012 ING V	Dec. 31, 2011 ING V	Dec. 31, 2010 ING V	Jun. 30, 2013 Letter of Credit	Jun. 30, 2013 Unsecured and Uncommitted	Dec. 31, 2012 Unsecured and Uncommitted	Jun. 30, 2013 Unsecured and Committed	Dec. 31, 2012 Unsecured and Committed	Jun. 30, 2013 Secured Debt	Dec. 31, 2012 Secured Debt	Jun. 30, 2013 ING Bank	Dec. 31, 2012 ING Bank	Dec. 31, 2012 ING Bank ING V	Jun. 30, 2013 Lion Connecticut Holdings Debentures Aetna Notes	Jun. 30, 2013 Lion Connecticut Holdings Debentures Aetna Notes Minimum	Jun. 30, 2013 Lion Connecticut Holdings Debentures Aetna Notes Maximum	Jul. 13, 2012 Senior Notes 5.5% Senior Notes, due 2022	Jun. 30, 2013 Senior Notes 5.5% Senior Notes, due 2022	Dec. 31, 2012 Senior Notes 5.5% Senior Notes, due 2022	Dec. 31, 2011 Senior Notes 5.5% Senior Notes, due 2022	Jul. 13, 2012 Senior Notes 5.5% Senior Notes, due 2022 ING Financial Markets, LLC	Jun. 30, 2013 Senior Notes 2.9% Senior Notes, due 2018	Feb. 11, 2013 Senior Notes 2.9% Senior Notes, due 2018	Feb. 11, 2013 Senior Notes 2.9% Senior Notes, due 2018 ING Financial Markets, LLC	Feb. 28, 2013 Senior Notes 2.9% Senior Notes, due 2018 Subsequent Event	Feb. 11, 2013 Senior Notes 2.9% Senior Notes, due 2018 Subsequent Event	Feb. 28, 2013 Senior Notes 2.20% Syndicated Bank term Loan, Due 2014 Subsequent Event	Jul. 26, 2013 Senior Notes 5.7% Senior Notes, due 2043 Subsequent Event	Jun. 30, 2013 Senior Notes 5.65% Fixed-to-Floating Rate Junior Subordinated Notes, due 2053	Jul. 17, 2012 Revolving Credit Facility	Dec. 31, 2012 Revolving Credit Facility	Apr. 20, 2012 Revolving Credit Facility	Dec. 31, 2012 Revolving Credit Facility Minimum	Dec. 31, 2012 Revolving Credit Facility ING Bank	Jul. 17, 2012 Revolving Credit Facility ING Bank	Feb. 11, 2013 Revolving Credit Facility Subsequent Event	Feb. 11, 2013 Revolving Credit Facility 2.9% Senior Notes, due 2018 Subsequent Event	May 16, 2013 Junior Subordinated Notes (2053 Notes) 5.65% Fixed-to-Floating Rate Junior Subordinated Notes, due 2053	Jun. 30, 2013 Junior Subordinated Notes (2053 Notes) 5.65% Fixed-to-Floating Rate Junior Subordinated Notes, due 2053	Feb. 11, 2013 Junior Subordinated Notes (2053 Notes) 5.65% Fixed-to-Floating Rate Junior Subordinated Notes, due 2053	Jul. 13, 2012 Junior Subordinated Notes (2053 Notes) 5.65% Fixed-to-Floating Rate Junior Subordinated Notes, due 2053	May 21, 2013 Term Loan 2.20% Syndicated Bank term Loan, Due 2014	Feb. 11, 2013 Term Loan 2.20% Syndicated Bank term Loan, Due 2014	Jun. 30, 2013 Term Loan 2.20% Syndicated Bank term Loan, Due 2014		Dec. 31, 2012 Term Loan 2.20% Syndicated Bank term Loan, Due 2014		Dec. 31, 2011 Term Loan 2.20% Syndicated Bank term Loan, Due 2014		Apr. 19, 2013 Surplus Notes WW II Note	Jan. 03, 2013 Surplus Notes WW II Note	Dec. 31, 2010 Surplus Notes WW II Note	Dec. 31, 2012 Surplus Notes 0.96% Surplus Floating Rate Note		Dec. 31, 2011 Surplus Notes 0.96% Surplus Floating Rate Note		Dec. 31, 2010 Surplus Notes 0.96% Surplus Floating Rate Note	Jun. 30, 2013 Surplus Notes 0.96% Surplus Floating Rate Note		Nov. 01, 2007 Surplus Notes 0.96% Surplus Floating Rate Note	Dec. 31, 2012 Surplus Notes 0.93% Surplus Floating Rate Note	Dec. 31, 2011 Surplus Notes 0.93% Surplus Floating Rate Note	Dec. 31, 2010 Surplus Notes 0.93% Surplus Floating Rate Note	Jun. 30, 2013 Surplus Notes 0.93% Surplus Floating Rate Note		Jun. 29, 2007 Surplus Notes 0.93% Surplus Floating Rate Note	Nov. 30, 2012 Property Loan 1.00% Windsor Property Loan	Dec. 31, 2012 Property Loan 1.00% Windsor Property Loan	Jun. 30, 2013 Property Loan 1.00% Windsor Property Loan	Dec. 31, 2011 Property Loan 1.00% Windsor Property Loan	Jun. 16, 2007 Property Loan 1.00% Windsor Property Loan	Dec. 31, 2012 Property Loan 1.00% Windsor Property Loan Minimum	Dec. 31, 2012 Property Loan 1.00% Windsor Property Loan Maximum	Dec. 31, 2012 Term Loan Agreement	Apr. 20, 2012 Term Loan Agreement	Dec. 31, 2012 Term Loan Agreement Term 1 [Member]	Dec. 31, 2012 Term Loan Agreement Term 2 [Member]
Debt Instrument [Line Items]
Commercial paper																						$ 3,000,000,000	$ 3,000,000,000
Fees paid for guarantee																						0.10%		0.10%
Amount of unsecured notes issued							5,000,000,000																					850,000,000						1,000,000,000			1,000,000,000		400,000,000												750,000,000																										498,800,000					9,900,000				1,500,000,000
Expenses incurred	51,500,000	63,100,000	134,200,000	204,800,000	297,800,000			5,600,000	[1]	6,300,000	[1]	13,500,000	38,900,000	115,200,000														300,000									300,000
Debt repayments																																				850,000,000		850,000,000			500,000,000												392,500,000	850,000,000									198,400,000
Annual interest rate on loan																												5.50%	5.50%	5.50%			2.90%	2.90%			2.90%		5.70%	5.65%										5.65%		5.65%			2.20%		2.21%							0.96%					0.96%			0.96%			0.93%				1.00%	1.00%		1.00%
Letter of credit, security provided as repayment of notes payable																																																															180,000,000															10,600,000
Debt instrument, maximum borrowing capacity																																																																							459,200,000
Long-term debt	3,404,300,000		4,043,700,000	1,843,100,000																									849,600,000	849,600,000	0		998,400,000																	750,000,000					0	[2]	1,350,000,000	[3]	0	[3]				359,300,000	[4]	359,300,000	[4]		0	[5]		329,100,000	329,100,000		0	[6]			4,900,000	4,900,000	4,900,000
Interest paid	64,100,000	31,800,000	114,900,000	191,400,000	585,000,000																																																											4,100,000		3,100,000		3,200,000				3,700,000	3,000,000	3,100,000
Description of variable rate basis																																										LIBOR							LIBOR															LIBOR
Term to debt maturity																																																																															20 years
Initial period without debt payments based on no defaults																																																																															10 years
Period obligated to make monthly debt payments																																																																															10 years
Initial period for loan forgiveness																																																																															5 years
Initial provision for debt forgiveness																																																																																				5,000,000
Debt forgiveness																																																																															5,000,000
Additional provision for debt forgiveness																																																																																				4,900,000
Additional period for loan forgiveness																																																																																			5 years	10 years
Capacity	9,713,900,000		12,628,300,000													242,700,000	3,407,100,000	9,196,200,000	8,946,200,000	275,000,000	275,000,000	1,315,600,000	4,480,000,000																		1,075,000,000		3,500,000,000			250,000,000															305,000,000
Credit facility, outstanding	7,313,200,000		8,191,300,000												320,000,000	242,700,000		6,800,800,000		269,700,000		1,223,500,000	2,720,200,000																			2,000,000,000			139,600,000
Payments of financing costs	85,700,000	99,400,000	223,200,000	103,400,000	104,000,000																																				3,300,000
Credit facility, sublimit, maximum borrowing capacity																																											1,500,000,000	750,000,000				750,000,000
Credit facility, sublimit, reduction in borrowing capacity (percent)																																										50.00%					50.00%
Basis spread																																										2.00%							3.58%																																				2.00%
Debt issuance costs (percent)																																										2.00%
Quarterly principal payment based on percent of original borrowing																																																																																							5.00%	7.50%
Frequency of periodic principal payments																																																																																							3 months	3 months
Debt repayment term																																																																																							12 months	12 months
Debt Issuance Cost																																300,000			300,000
Debt Instrument, Aggregate Principal Amount to Remain Outstanding after Effect of Redemption						25,000,000
Minimum principal outstanding in year two																									400,000,000
Minimum principal outstanding in year three																									300,000,000
Minimum principal outstanding in year four																									200,000,000
Minimum principal outstanding in year five																									100,000,000
Minimum principal outstanding in year six																									0
Quarterly fee to guarantor of notes if minimum principal balance is not met																										0.50%	1.25%
Amount of debt paid in full																																																													$ 329,100,000	$ 359,300,000

[1]	See "Derivatives" section below.
[2]	On May 21, 2013, the outstanding loan was paid in full.
[3]	See the "Credit Facilities" section of this note for information on the Term Loan Agreement of the Senior Credit Facility.
[4]	On January 3, 2013, the note was repaid. See the "Surplus Notes" section of this note below.
[5]	On January 3, 2013, the note was paid in full.
[6]	On April 19, 2013, the note was paid in full.